Investment Portfolio - January 31, 2025

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS - 58.0%

Communication Services - 5.6%
Interactive Media & Services - 5.6%
Alphabet, Inc. - Class A	60,991	$12,443,384
Auto Trader Group plc (United Kingdom)[2]	34,105	332,178
Meta Platforms, Inc. - Class A	25,170	17,346,660
Tencent Holdings Ltd. (China)	8,000	420,922
Total Communication Services		30,543,144
Consumer Discretionary - 5.6%
Broadline Retail - 3.2%
Amazon.com, Inc.*	48,507	11,529,144
MercadoLibre, Inc. (Brazil)*	2,955	5,680,071
		17,209,215
Household Durables - 0.0%##
Sony Group Corp. (Japan)	8,000	176,555
Textiles, Apparel & Luxury Goods - 2.4%
Hermes International SCA - ADR (France)	12,072	3,393,198
Hermes International SCA (France)	89	250,327
LVMH Moet Hennessy Louis Vuitton SE -ADR (France)	63,043	9,182,843
LVMH Moet Hennessy Louis Vuitton SE (France)	433	316,698
		13,143,066
Total Consumer Discretionary		30,528,836
Consumer Staples - 1.5%
Beverages - 1.5%
The Coca-Cola Co.	129,104	8,195,522
Personal Care Products - 0.0%##
Beiersdorf AG (Germany)	852	113,975
Total Consumer Staples		8,309,497
Financials - 10.2%
Banks - 1.1%
FinecoBank Banca Fineco S.p.A. (Italy)	7,454	141,515
HDFC Bank Ltd. - ADR (India)	93,934	5,696,158
		5,837,673
Capital Markets - 4.2%
Avanza Bank Holding AB (Sweden)	4,585	137,492
BlackRock, Inc.	2,673	2,874,812
Deutsche Boerse AG - ADR (Germany)	127,345	3,141,601
Deutsche Boerse AG (Germany)	1,785	440,963
Intercontinental Exchange, Inc.	17,841	2,851,527
Intermediate Capital Group plc (United Kingdom)	6,746	196,570
Moody’s Corp.	9,055	4,522,429
MSCI, Inc.	4,759	2,840,028
Nasdaq, Inc.	34,802	2,865,597
S&P Global, Inc.	5,557	2,897,475
		22,768,494

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Financials (continued)
Financial Services - 4.9%
Fiserv, Inc.*	21,032	$4,543,753
Mastercard, Inc. - Class A	23,270	12,924,856
Visa, Inc. - Class A	27,114	9,267,565
		26,736,174
Insurance - 0.0%##
Admiral Group plc (United Kingdom)	8,642	288,734
Total Financials		55,631,075
Health Care - 8.8%
Biotechnology - 1.1%
Vertex Pharmaceuticals, Inc.*	13,048	6,024,001
Health Care Equipment & Supplies - 0.6%
Alcon AG	2,496	227,360
Intuitive Surgical, Inc.*	5,511	3,151,631
		3,378,991
Life Sciences Tools & Services - 2.3%
Lonza Group AG - ADR (Switzerland)	44,291	2,808,492
Lonza Group AG (Switzerland)	425	269,490
Thermo Fisher Scientific, Inc.	16,031	9,582,530
		12,660,512
Pharmaceuticals - 4.8%
AstraZeneca plc - ADR (United Kingdom)	172,192	12,184,306
Johnson & Johnson	53,075	8,075,361
Roche Holding AG - ADR	138,136	5,421,838
Roche Holding AG	1,179	370,645
		26,052,150
Total Health Care		48,115,654
Industrials - 8.9%
Aerospace & Defense - 2.2%
Airbus SE (France)	1,450	250,808
BAE Systems plc - ADR (United Kingdom)	40,295	2,449,533
BAE Systems plc (United Kingdom)	14,366	217,160
Hensoldt AG (Germany)	4,319	173,654
L3Harris Technologies, Inc.	23,675	5,019,337
Northrop Grumman Corp.	8,244	4,017,054
		12,127,546
Building Products - 0.5%
Masco Corp.	34,229	2,713,675
Commercial Services & Supplies - 1.0%
Cleanaway Waste Management Ltd.
(Australia)	111,214	190,429
Copart, Inc.*	91,333	5,290,921
		5,481,350
Ground Transportation - 3.0%
Canadian National Railway Co. (Canada)	46,228	4,831,288

Investment Portfolio - January 31, 2025

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Ground Transportation (continued)
Canadian Pacific Kansas City Ltd. (Canada)	1,733	$137,947
CSX Corp.	208,903	6,866,642
Union Pacific Corp.	17,504	4,337,316
		16,173,193
Machinery - 1.1%
SMC Corp. (Japan)	400	151,355
Spirax Group plc (United Kingdom)	2,311	229,767
Techtronic Industries Co. Ltd. - ADR (Hong Kong)	77,928	5,241,437
Techtronic Industries Co. Ltd. (Hong Kong)	24,500	329,503
		5,952,062
Professional Services - 1.0%
Experian plc	4,707	231,865
TransUnion	55,336	5,492,098
		5,723,963
Trading Companies & Distributors - 0.1%
IMCD N.V. (Netherlands)	2,173	340,293
Transportation Infrastructure - 0.0%##
Auckland International Airport Ltd. (New Zealand)	39,079	190,481
Total Industrials		48,702,563
Information Technology - 10.7%
Electronic Equipment, Instruments & Components - 0.1%
Halma plc (United Kingdom)	6,113	229,001
Keyence Corp. (Japan)	900	387,638
		616,639
IT Services - 1.6%
EPAM Systems, Inc.*	22,351	5,676,260
Globant S.A. *	14,411	3,074,154
Softcat plc (United Kingdom)	11,972	238,099
		8,988,513
Semiconductors & Semiconductor Equipment - 3.9%
Infineon Technologies AG - ADR (Germany)	255,748	8,375,747
Infineon Technologies AG (Germany)	10,920	359,033
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	59,434	12,440,725
		21,175,505
Software - 5.1%
Atlassian Corp. - Class A *	617	189,284
Cadence Design Systems, Inc.*	28,650	8,526,813
Microsoft Corp.	33,236	13,794,934
ServiceNow, Inc.*	2,569	2,616,218

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Software (continued)
Synopsys, Inc.*	5,017	$2,636,333
		27,763,582
Total Information Technology		58,544,239
Materials - 3.3%
Chemicals - 2.5%
Air Liquide S.A. - ADR (France)	150,682	5,260,309
Air Liquide S.A. (France)	1,931	337,310
Albemarle Corp.	41,824	3,521,163
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	118,037	4,667,183
		13,785,965
Metals & Mining - 0.0%##
Pilbara Minerals Ltd. (Australia)*	75,630	106,075
Paper & Forest Products - 0.8%
West Fraser Timber Co. Ltd. (Canada)	44,286	3,843,139
West Fraser Timber Co. Ltd. (Canada)	4,840	419,643
		4,262,782
Total Materials		18,154,822
Real Estate - 2.6%
Real Estate Management & Development - 1.7%
CBRE Group, Inc. - Class A*	64,247	9,299,111
Specialized REITs - 0.9%
Extra Space Storage, Inc.	33,642	5,180,868
Total Real Estate		14,479,979
Utilities - 0.8%
Electric Utilities - 0.8%
Evergy, Inc.	70,597	4,530,210
TOTAL COMMON STOCKS
(Identified Cost $255,271,467)		317,540,019

CORPORATE BONDS - 9.6%

Non-Convertible Corporate Bonds- 9.6%
Communication Services - 0.6%
Entertainment - 0.3%
Warnermedia Holdings, Inc., 4.054%, 3/15/2029	1,690,000	1,584,534

Interactive Media & Services - 0.2%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	1,180,000	1,140,358

Media - 0.1%
Open Infra U.S. Assets AB, 11.00%, 2/22/2027	600,000	596,967

Total Communication Services		3,321,859

Investment Portfolio - January 31, 2025

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Alibaba Group Holding Ltd. (China), 4.00%, 12/6/2037	2,430,000	$2,071,878
Energy - 1.1%
Energy Equipment & Services - 0.2%
Borr IHC Ltd. - Borr Finance LLC (Mexico), 10.00%, 11/15/2028[2]	491,220	490,662
Telford Finco (United Arab Emirates), 11.00%, 11/6/2029	550,000	547,065
		1,037,727
Oil, Gas & Consumable Fuels - 0.9%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025 (Acquired 09/10/2020-09/01/2023, cost $466,283)[3]	524,477	482,649
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	1,480,000	1,593,701
Energy Transfer LP
7.375%, 2/1/2031[2]	1,000,000	1,048,541
6.50%, 2/1/2042	1,510,000	1,559,113
New Fortress Energy, Inc., 8.75%, 3/15/2029[2]	560,000	506,787
		5,190,791
Total Energy		6,228,518

Financials - 4.5%
Banks - 2.8%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[4]	1,840,000	1,591,735
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[4]	1,670,000	1,596,389
Citizens Bank NA, (U.S. Secured Overnight Financing Rate + 2.000%), 4.575%, 8/9/2028[4]	990,000	979,639
Fifth Third Bancorp, (U.S. Secured Overnight Financing Index + 2.192%), 6.361%, 10/27/2028[4]	425,000	439,376
Huntington Bancshares, Inc., 2.55%, 2/4/2030	1,200,000	1,059,485
JPMorgan Chase & Co., (3 mo. U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[4]	2,690,000	2,625,570
KeyBank NA, 5.85%, 11/15/2027	950,000	971,676
The PNC Financial Services Group, Inc., (U.S. Secured Overnight Financing Rate + 1.322%), 5.812%, 6/12/2026[4]	1,580,000	1,584,798
Truist Financial Corp., (U.S. Secured Overnight Financing Rate + 0.862%), 1.887%, 6/7/2029[4]	1,770,000	1,598,512

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
U.S. Bancorp, (U.S. Secured Overnight Financing Rate + 1.230%), 4.653%, 2/1/2029[4]	1,600,000	$1,588,149
Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.070%), 5.707%, 4/22/2028[4]	1,560,000	1,584,821
		15,620,150
Capital Markets - 0.5%
Carlyle Secured Lending, Inc., 6.75%, 2/18/2030	515,000	527,200
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 10.00%, 11/15/2029[2]	550,000	562,741
Jefferies Financial Group, Inc., 6.20%, 4/14/2034	1,530,000	1,573,784
		2,663,725
Consumer Finance - 0.6%
Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 3.070%), 7.624%, 10/30/2031[4]	1,900,000	2,099,758
Navient Corp., 6.75%, 6/25/2025	635,000	637,955
SLM Corp., 4.20%, 10/29/2025	510,000	508,767
		3,246,480
Financial Services - 0.1%
Golden Pear Funding HoldCo LLC, 10.00%, 3/2/2028	340,000	290,517
U.S. Claims Litigation Funding LLC, 10.25%, 3/17/2028 (Acquired 03/14/2023, cost $275,000)[3]	275,000	236,309
		526,826
Insurance - 0.5%
MassMutual Global Funding II, 4.85%, 1/17/2029[2]	600,000	600,489
Metropolitan Life Global Funding I, 4.85%, 1/8/2029[2]	600,000	599,048
New York Life Global Funding, 4.70%, 1/29/2029[2]	520,000	517,861
SiriusPoint Ltd. (Sweden), 7.00%, 4/5/2029	1,030,000	1,059,113
		2,776,511
Total Financials		24,833,692
Industrials - 0.8%
Ground Transportation - 0.2%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[4]	1,140,000	1,141,403

Passenger Airlines - 0.2%
Air Canada (Canada), 3.875%, 8/15/2026[2]	515,000	502,739
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[2]	89,987	90,687

Investment Portfolio - January 31, 2025

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Passenger Airlines (continued)
United Airlines Pass-Through Trust Series 2018-1, Class B, 4.60%, 3/1/2026	75,149	$73,604
Series 2019-2, Class B, 3.50%, 5/1/2028	400,857	377,846
		1,044,876
Trading Companies & Distributors - 0.4%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	1,130,000	1,052,871
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	1,070,000	1,035,523
		2,088,394
Total Industrials		4,274,673

Materials - 0.5%
Metals & Mining - 0.5%
ACG Holdco 1 Ltd. (United Kingdom), 14.75%, 1/13/2029	500,000	504,104
Infrabuild Australia Pty Ltd. (Australia), 14.50%, 11/15/2028[2]	545,000	550,526
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	1,485,008	1,448,419
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017-09/18/2020, cost $118,233)[3,5]	653,000	7
Total Materials		2,503,056

Real Estate - 1.1%
Industrial REITs - 0.1%
IIP Operating Partnership LP, 5.50%, 5/25/2026	700,000	678,863
Retail REITs - 0.4%
Simon Property Group LP, 2.65%, 2/1/2032	2,665,000	2,264,614
Specialized REITs - 0.6%
Pelorus Fund REIT LLC, 7.00%,
9/30/2026 (Acquired 07/08/2022, cost $552,500)[3]	650,000	664,771
SBA Tower Trust
6.599%, 1/15/2028[2]	1,530,000	1,566,408
4.831%, 10/15/2029[2]	920,000	898,468
		3,129,647
Total Real Estate		6,073,124

Utilities - 0.6%
Electric Utilities - 0.2%
Alexander Funding Trust II, 7.467%, 7/31/2028[2]	990,000	1,047,332

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Independent Power and Renewable Electricity Producers - 0.4%
Palomino Funding Trust I, 7.233%, 5/17/2028[2]	2,020,000	$2,117,998
Total Utilities		3,165,330

TOTAL CORPORATE BONDS
(Identified Cost $53,487,787)		52,472,130

U.S. TREASURY SECURITIES - 13.8%

U.S. Treasury Bonds - 7.5%
U.S. Treasury Bond
2.375%, 2/15/2042	23,600,000	16,848,187
3.00%, 5/15/2047	15,545,000	11,510,587
3.625%, 2/15/2053	15,926,000	12,932,410
Total U.S. Treasury Bonds
(Identified Cost $44,474,979)		41,291,184
U.S. Treasury Notes - 6.3%
U.S. Treasury Floating Rate Note (3 mo.
U.S. Treasury Bill Yield + 0.182%), 4.448%, 7/31/2026[6]	10,748,000	10,764,786
U.S. Treasury Inflation Indexed Note,
0.125%, 1/15/2031	11,469,989	10,302,380
U.S. Treasury Note
1.375%, 11/15/2031	9,862,000	8,088,381
4.25%, 11/15/2034	5,502,000	5,365,310
Total U.S. Treasury Notes
(Identified Cost $34,440,858)		34,520,857
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $78,915,837)		75,812,041

ASSET-BACKED SECURITIES - 4.4%

Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.937%, 8/15/2046[2]	1,800,000	1,716,648
ALLO Issuer LLC, Series 2023-1A, Class A2, 6.20%, 6/20/2053[2]	1,450,000	1,471,587
CF Hippolyta Issuer LLC, Series 2020-1, Class A1, 1.69%, 7/15/2060[2]	831,993	816,292
Cogent Ipv4 LLC, Series 2024-1A, Class A2, 7.924%, 5/25/2054[2]	830,000	857,019
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	434,682	392,874
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	2,150,000	2,047,354
Hotwire Funding LLC, Series 2023-1A, Class A2, 5.687%, 5/20/2053[2]	2,200,000	2,215,760
Libra Solutions LLC, Series 2023-1A, Class A, 7.00%, 2/15/2035[2]	310,776	311,070

Investment Portfolio - January 31, 2025

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

Nelnet Student Loan Trust, Series 2012-3A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.814%), 5.165%, 3/26/2040[2,6]	114,988	$114,135
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/2061[2]	2,275,000	2,106,124
Oxford Finance Credit Fund III LP, Series 2024-A, Class A2, 6.675%, 1/14/2032[2]	220,000	220,441
Oxford Finance Funding LLC
Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	185,885	185,097
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	1,654,318	1,634,876
Series 2023-1A, Class A2, 6.716%, 2/15/2031[2]	2,550,000	2,557,533
PEAR LLC
Series 2021-1, Class A, 2.60%, 1/15/2034[2]	640,631	630,642
Series 2023-1, Class A, 7.42%, 7/15/2035[2]	1,344,641	1,346,632
Series 2024-1, Class A, 6.95%, 2/15/2036[2]	563,004	566,472
Slam Ltd., Series 2021-1A, Class A, (Cayman Islands), 2.434%, 6/15/2046[2]	1,396,800	1,276,466
SLM Student Loan Trust, Series 2012-7, Class A3, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.764%), 5.115%, 5/26/2026[6]	2,237,916	2,183,845
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.877%, 3/26/2046[2]	1,500,000	1,447,900
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $24,547,882)		24,098,767

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.2%

Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 1.75%, 10/25/2061[2,7]	1,080,782	1,018,029
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,7]	23,727	22,289
Citigroup Mortgage Loan Trust, Inc., Series 2021-INV1, Class A3A, 2.50%, 5/25/2051[2,7]	778,502	617,392
COLT Mortgage Loan Trust, Series 2021-4, Class A1, 1.397%, 10/25/2066[2,7]	2,153,034	1,792,939
Credit Suisse Mortgage Capital Trust
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,7]	145,863	127,721
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,7]	91,327	79,002
Series 2014-IVR3, Class A1, 3.50%, 7/25/2044[2,7]	44,173	40,784

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Deephaven Residential Mortgage Trust, Series 2021-3, Class A1, 1.194%, 8/25/2066[2,7]	1,985,244	$1,713,084
Fannie Mae REMICS
Series 2018-31, Class KP, 3.50%, 7/25/2047	12,220	11,996
Series 2021-69, Class WJ, 1.50%, 10/25/2050	790,170	653,446
Finance of America Structured Securities Trust, Series 2022-S6, Class A1, 3.00%, 7/25/2061[2]	1,026,699	1,004,314
Freddie Mac REMICS, Series 5189, Class CP, 2.50%, 6/25/2049	1,681,006	1,433,294
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	201,066	181,613
GS Mortgage-Backed Securities Trust
Series 2021-INV1, Class A9, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 5.00%, 12/25/2051[2,6]	1,084,918	1,006,073
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,7]	797,194	696,249
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,7]	826,437	719,954
Imperial Fund Mortgage Trust, Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,7]	926,089	779,836
JP Morgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,7]	87,535	85,688
Series 2017-2, Class A3, 3.50%, 5/25/2047[2,7]	93,337	83,578
New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,7]	145,407	137,491
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,7]	191,291	181,747
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,7]	212,176	198,829
OBX Trust
Series 2022-INV1, Class A1, 3.00%, 12/25/2051[2,7]	1,300,060	1,083,148
Series 2024-NQM1, Class A1, 5.928%, 11/25/2063[2,8]	1,164,052	1,169,513
PCG LLC, Series 2023-1, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 10.311%, 7/25/2029 (Acquired 07/24/2023, cost $2,136,511)[3,6]	2,136,511	2,136,278
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,7]	824,111	754,984
Provident Funding Mortgage Trust
Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,7]	983,700	832,359
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,7]	1,709,372	1,361,567

Investment Portfolio - January 31, 2025

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

RCKT Mortgage Trust, Series 2021-6, Class A1, 2.50%, 12/25/2051[2,7]		1,746,020	$1,378,267
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%, 2/25/2043[7]		200,096	170,511
Series 2013-6, Class A2, 3.00%, 5/25/2043[7]		399,839	355,022
Series 2013-7, Class A2, 3.00%, 6/25/2043[7]		87,559	77,780
Series 2013-8, Class A1, 3.00%, 6/25/2043[7]		105,160	93,711
Starwood Retail Property Trust, Series 2014-STAR, Class A, (Prime Rate + 0.000%), 7.50%, 11/15/2027[2,6]		1,167,416	735,752
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,7]		125,099	117,622
Towd Point Mortgage Trust, Series 2019-HY1, Class A1, (1 mo. U.S. Secured Overnight Financing Rate + 1.114%), 5.425%, 10/25/2048[2,6]		210,862	212,735
WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[2,7]		41,798	38,024
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $25,842,751)			23,102,621

FOREIGN GOVERNMENT BONDS - 0.3%

Japan Government Two Year Bond, Series 456, (Japan), 0.10%, 1/1/2026	JPY	210,000,000	1,348,510
Mexican Bonos, Series M, (Mexico), 7.75%, 5/29/2031	MXN	972,000	42,417
TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $1,492,196)			1,390,927

MUNICIPAL BONDS - 0.0%##

South Carolina Public Service Authority, Series B, Revenue Bond, 2.329%, 12/1/2028
(Identified Cost $230,000)		230,000	208,183

U.S. GOVERNMENT AGENCIES - 7.6%

Mortgage-Backed Securities - 7.6%
Fannie Mae
Pool #MA3463, UMBS, 4.00%, 9/1/2033		155,223	151,073
Pool #MA1834, UMBS, 4.50%, 2/1/2034		218,593	215,000
Pool #MA1903, UMBS, 4.50%, 5/1/2034		98,676	97,023
Pool #889576, UMBS, 6.00%, 4/1/2038		89,116	92,730

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #889579, UMBS, 6.00%, 5/1/2038	72,042	$74,963
Pool #MA3412, UMBS, 3.50%, 7/1/2038	235,879	220,144
Pool #995196, UMBS, 6.00%, 7/1/2038	4,176	4,345
Pool #AD0207, UMBS, 6.00%, 10/1/2038	234,830	244,354
Pool #AD0220, UMBS, 6.00%, 10/1/2038	7,266	7,562
Pool #MA0258, UMBS, 4.50%, 12/1/2039	163,225	159,349
Pool #AL1595, UMBS, 6.00%, 1/1/2040	87,095	90,627
Pool #AL0152, UMBS, 6.00%, 6/1/2040	174,894	181,987
Pool #MA4203, UMBS, 2.50%, 12/1/2040	1,718,694	1,488,393
Pool #AL0241, UMBS, 4.00%, 4/1/2041	286,021	270,895
Pool #AI5172, UMBS, 4.00%, 8/1/2041	171,592	162,355
Pool #AL1410, UMBS, 4.50%, 12/1/2041	311,943	303,079
Pool #MA4687, UMBS, 4.00%, 6/1/2042	2,064,931	1,930,980
Pool #MA4934, UMBS, 5.00%, 2/1/2043	2,867,653	2,815,478
Pool #AL7729, UMBS, 4.00%, 6/1/2043	158,688	150,145
Pool #AX5234, UMBS, 4.50%, 11/1/2044	175,814	169,457
Pool #AS4103, UMBS, 4.50%, 12/1/2044	240,901	232,189
Pool #BC6764, UMBS, 3.50%, 4/1/2046	120,710	108,697
Pool #BD6997, UMBS, 4.00%, 10/1/2046	80,612	75,002
Pool #BE7845, UMBS, 4.50%, 2/1/2047	90,933	87,273
Pool #AL8674, 5.639%, 1/1/2049	551,546	564,271
Pool #FS1179, UMBS, 3.50%, 12/1/2049	2,037,977	1,831,873
Pool #FS9332, UMBS, 3.00%, 3/1/2050	1,242,948	1,081,109
Pool #FS4339, UMBS, 3.00%, 12/1/2050	3,583,502	3,094,817
Pool #FS4511, UMBS, 4.00%, 8/1/2051	1,298,279	1,202,652
Pool #FS2696, UMBS, 3.00%, 12/1/2051	2,523,245	2,169,670
Pool #MA4600, UMBS, 3.50%, 5/1/2052	2,333,776	2,066,177
Pool #MA4644, UMBS, 4.00%, 5/1/2052	2,244,128	2,054,841

Investment Portfolio - January 31, 2025

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #BW1194, UMBS, 4.00%, 9/1/2052	3,445,645	$3,152,876
Pool #MA4733, UMBS, 4.50%, 9/1/2052	2,553,027	2,406,627
Pool #MA4807, UMBS, 5.50%, 11/1/2052	993,858	986,754
Pool #MA4868, UMBS, 5.00%, 1/1/2053	3,226,574	3,122,697
Freddie Mac
Pool #C91762, 4.50%, 5/1/2034	147,161	144,793
Pool #C91771, 4.50%, 6/1/2034	138,387	136,164
Pool #C91780, 4.50%, 7/1/2034	192,703	189,738
Pool #G03926, 6.00%, 2/1/2038	35,743	37,244
Pool #G05906, 6.00%, 4/1/2040	33,240	34,636
Pool #Q33778, 4.00%, 6/1/2045	200,850	187,883
Pool #SD8044, UMBS, 3.00%, 2/1/2050	2,167,897	1,866,965
Pool #SD1129, UMBS, 4.00%, 8/1/2051	2,324,661	2,153,434
Pool #SD8230, UMBS, 4.50%, 6/1/2052	1,929,808	1,820,042
Pool #SD8276, UMBS, 5.00%, 12/1/2052	2,165,136	2,095,431
TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $43,993,731)		41,733,794

SHORT-TERM INVESTMENT - 2.0%

Dreyfus Government Cash Management, Institutional Shares, 4.26%[9]
(Identified Cost $10,957,367)	10,957,367	10,957,367

TOTAL INVESTMENTS - 99.9%		547,315,849
(Identified Cost $494,739,018)
OTHER ASSETS, LESS LIABILITIES - 0.1%		360,811
NET ASSETS - 100%		$547,676,660

ADR - American Depositary Receipt

JPY - Japanese Yen

LIBOR - London Interbank Offered Rate

MXN - Mexican Peso

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

Investment Portfolio - January 31, 2025

(unaudited)

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2025 was $54,960,657, which represented 10.0% of the Series’ Net Assets.

3Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at January 31, 2025 was $3,520,014, or 0.6% of the Series’ Net Assets.

4Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of January 31, 2025.

5Issuer filed for bankruptcy and/or is in default of interest payments.

6Floating rate security. Rate shown is the rate in effect as of January 31, 2025.

7Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of January 31, 2025.

8Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of January 31, 2025.

9Rate shown is the current yield as of January 31, 2025.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2025 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$30,543,144	$29,790,044	$753,100	$—
Consumer Discretionary	30,528,836	29,785,256	743,580	—
Consumer Staples	8,309,497	8,195,522	113,975	—
Financials	55,631,075	54,425,801	1,205,274	—
Health Care	48,115,654	47,475,519	640,135	—
Industrials	48,702,563	46,397,248	2,305,315	—
Information Technology	58,544,239	57,330,468	1,213,771	—
Materials	18,154,822	17,711,437	443,385	—
Real Estate	14,479,979	14,479,979	—	—
Utilities	4,530,210	4,530,210	—	—
Debt securities:
U.S. Treasury and other U.S.
Government agencies	117,545,835	—	117,545,835	—
States and political subdivisions
(municipals)	208,183	—	208,183	—
Corporate debt:
Communication Services	3,321,859	—	3,321,859	—
Consumer Discretionary	2,071,878	—	2,071,878	—
Energy	6,228,518	—	6,228,518	—
Financials	24,833,692	—	24,833,692	—
Industrials	4,274,673	—	4,274,673	—

Investment Portfolio - January 31, 2025

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Materials	$2,503,056	$—	$2,503,056	$—
Real Estate	6,073,124	—	6,073,124	—
Utilities	3,165,330	—	3,165,330	—
Asset-backed securities	24,098,767	—	24,098,767	—
Commercial mortgage-backed securities	23,102,621	—	23,102,621	—
Foreign government bonds	1,390,927	—	1,390,927	—
Short-Term Investment	10,957,367	10,957,367	—	—
Total assets	$547,315,849	$321,078,851	$226,236,998	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2024 or January 31, 2025.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.